Financial instruments - Outstanding derivatives by contract type, including embedded derivatives (Details) R$ in Thousands, $ in Thousands	Jun. 30, 2024 BRL (R$)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2023 USD ($)
Disclosure of detailed information about financial instruments [line items]
Fair value	R$ (1,847,708)		R$ 1,994,382
Derivative financial instruments	1,161,258		2,676,526
Derivative financial instruments	2,723,363		1,753,928
Current derivative financial liabilities	(469,544)		(578,763)
Non-current derivative financial liabilities	(5,262,785)		(1,857,309)
Operational Hedge
Disclosure of detailed information about financial instruments [line items]
Fair value	(1,401,797)		2,231,475
Debt hedges
Disclosure of detailed information about financial instruments [line items]
Fair value	(589,915)		(486,713)
Commodity Hedge
Disclosure of detailed information about financial instruments [line items]
Fair value	144,004		249,620
NDF (R$ x US$) | Operational Hedge
Disclosure of detailed information about financial instruments [line items]
Notional value	357,500		505,000
Fair value	(77,902)		162,776
NDF (€ x US$) | Operational Hedge
Disclosure of detailed information about financial instruments [line items]
Notional value	68,512		262,088
Fair value	9,371		100,362
Swap US-CPI standing wood | Commodity Hedge
Disclosure of detailed information about financial instruments [line items]
Notional value	139,342		131,510
Fair value	66,945		230,471
Swap VLSFO/Brent | Commodity Hedge
Disclosure of detailed information about financial instruments [line items]
Notional value	76,684		142,794
Fair value	46,524		22,297
Interest rate swap contract [member] | Zero Cost Collar | Operational Hedge
Disclosure of detailed information about financial instruments [line items]
Notional value | $		$ 6,547,200		$ 4,500,200
Fair value	(1,333,266)		1,968,337
Interest rate swap contract [member] | Zero Cost Collar | Commodity Hedge
Disclosure of detailed information about financial instruments [line items]
Notional value | $		121,865		163,100
Fair value	30,535		(3,148)
Interest rate swap contract [member] | NDF (R$ x US$) | Operational Hedge
Disclosure of detailed information about financial instruments [line items]
Notional value | $		357,500		505,000
Fair value	(77,902)		162,776
Interest rate swap contract [member] | NDF (€ x US$) | Operational Hedge
Disclosure of detailed information about financial instruments [line items]
Notional value | $		68,512		262,088
Fair value	9,371		100,362
Interest rate swap contract [member] | Swap SOFR to Fixed (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional value | $		1,437,593		2,555,626
Fair value	391,912		741,492
Interest rate swap contract [member] | Swap IPCA to CDI (notional in Brazilian Reais) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional value | $		5,078,782		4,274,397
Fair value	(364,433)		47,645
Interest rate swap contract [member] | Swap CDI x Fixed (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional value | $		909,612		1,025,000
Fair value	(318,356)		(1,081,964)
Interest rate swap contract [member] | Pre-fixed Swap to US$ (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional value | $				200,000
Fair value			(203,045)
Interest rate swap contract [member] | Swap CDI x SOFR (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional value | $		610,171		125,000
Fair value	(277,115)			25,774
Interest rate swap contract [member] | Swap SOFR to SOFR (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional value | $		150,961		150,961
Fair value	(21,923)			(16,615)
Interest rate swap contract [member] | Swap US-CPI standing wood | Commodity Hedge
Disclosure of detailed information about financial instruments [line items]
Notional value | $		139,342		131,510
Fair value	66,945		230,471
Interest rate swap contract [member] | Swap VLSFO/Brent | Commodity Hedge
Disclosure of detailed information about financial instruments [line items]
Notional value | $		$ 76,684		$ 142,794
Fair value	R$ 46,524		R$ 22,297